Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2020
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Costs of services and general and administrative costs
4.	Costs of services and general and administrative costs

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Costs of services	4,804.7	5,328.8	10,825.1
General and administrative costs	3,231.4	443.1	1,113.1
	8,036.1	5,771.9	11,938.2
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
Costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Staff costs	3,330.0	3,501.7	7,090.6
Establishment costs	314.4	331.7	672.9
Media pass-through costs	613.7	818.8	1,656.2
Other costs of services and general and administrative costs 2	3,778.0	1,119.7	2,518.5
	8,036.1	5,771.9	11,938.2
Note
s
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13 .
2
Other costs of services and general and administrative costs include £301.3 million (period ended 30 June 2019: £350.0 million; year ended 31 December 2019: £731.4 million) of other pass through costs.

Staff costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Wages and salaries	2,417.5	2,442.5	4,946.2
Cash-based incentive plans	17.2	64.8	227.6
Share-based incentive plans	30.6	30.0	66.0
Social security costs	304.6	304.9	591.7
Pension costs	86.4	83.5	169.7
Severance	18.8	16.1	42.6
Other staff costs	454.9	559.9	1,046.8
	3,330.0	3,501.7	7,090.6
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
Other costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	53.1	52.8	121.5
Goodwill impairment	2,520.8	—	47.7
Gains on disposal of investments and subsidiaries	(16.0)	(40.6)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.4)	(0.4)
Investment and oth er write-downs	220.6	—	7.5
Restructuring and transformation costs	17.9	33.9	153.5
Restructuring costs in relation to COVID-19	39.3	—	—
Litigation settlement	—	(16.8)	(16.8)
Gain on sale of freehold property in New York	—	(7.9)	(7.9)
Depreciation of property, plant and equipment	88.2	88.5	185.5
Amortisation of other intangible assets	9.6	9.9	21.2
Depreciation of right-of-use assets	155.4	152.1	301.6
Short-term lease expense	19.7	49.9	83.8
Low-value lease expense	1.1	1.2	2.9
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13 .
Amortisation and impairment of acquired intangibles in the period ended 30 June 2020 includes an impairment charge in the period
of £17.1 million (period ended 30 June 2019: £4.7 million, year ended 31 December 2019: £26.5 million) in regard to certain brand names and customer relationships for entities which
have closed.
Further details of the goodwill impairment charge of £2,520.8 million are provided in note 14.

The goodwill impairment charge of £47.7 million in 2019 relates to a number of under-performing businesses in the Group where
 the impact of current, local economic conditions and trading circumstances on these businesses is sufficiently severe to indicate impairment to the carrying value of goodwill.
Investment and other write-downs of £220.6 million primarily relate to the impairment of certain investments in associates, including £209.8 million in relation to Imagina in Spain. Further details of the Group’s impairment review are provided in note 14.
Gains on disposal of investments and subsidiaries in the period ended 30 June 2020 of £16.0 million include a gain of £14.7 million on the disposal of the sports agency Two Circles
. Gains on disposal of investments and subsidiaries in 2019 include a gain of £28.6 million on the disposal of the Group’s interest in Chime.
Restructuring costs
in relation to C
OVID
-19
of £39.3 million
primarily relates
to severance actions taken in the
second quarter in response to the
pandemic.
Restructuring and transformation costs of £17.9 million (period ended 30 June 2019: £23.6 million, year ended 31 December
 2019: £121.1 million) are in relation to the continuing restructuring plan, first outlined on the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size
under-performing businesses, address high cost severance markets and simplify operational structures. Further restructuring and transformation costs will be incurred in the second half of 2020 and 2021.
In the period ended 30 June 2019, the remaining
£10.3
million (year ended 31 December 2019: £
32.4 million) primarily comprises transformation costs in relation to the global IT transformation programme.

In 2019, the Group received £16.8 million in settlement of a class action lawsuit against
C
om
s
core Inc. for providing materially false and misleading information regarding their company and its financial performance.
In March 2019, the Group entered into a sale and leaseback agreement for its office space at 3 Columbus Circle in New York. The Group sold the freehold for proceeds of £159.0 million and simultaneously entered into a
15-year
lease. The net gain recognised from the sale and leaseback is £7.9 million.
In the period ended 30 June 2020, the Group received £28.6 million of aid from governments around the world in relation to the C
OVID
-19 pandemic, predominantly in Western Continental Europe and Asia Pacific,

which is included as a credit in other staff costs.
Management continues to assess the impact of COVID-19 on long-term working practices and the Group’s real estate portfolio, which could result in impairments of right-of-use assets in the future. At the current time, given the level of uncertainty, such impact has not been quantified and any resulting impairments could have an impact on the Group’s financial results
.